Right-of-Use Assets and Lease Liabilities - Schedule of Future Maturities Lease Liabilities (Details) - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Lease associated to:
Total	$ 97,037	$ 109,756
Demand [Member]
Lease associated to:
Total
Up to 1 month [Member]
Lease associated to:
Total	2,391	2,378
Over 1 month and up to 3 months [Member]
Lease associated to:
Total	4,770	4,704
Over 3 months and up to 12 months [Member]
Lease associated to:
Total	20,386	17,950
Over 1 year and up to 3 years [Member]
Lease associated to:
Total	39,028	39,110
Over 3 years and up to 5 years [Member]
Lease associated to:
Total	19,777	29,654
Over 5 years [Member]
Lease associated to:
Total	10,685	15,960
Buildings [Member]
Lease associated to:
Total	67,801	76,906
Buildings [Member] | Demand [Member]
Lease associated to:
Total
Buildings [Member] | Up to 1 month [Member]
Lease associated to:
Total	1,692	1,737
Buildings [Member] | Over 1 month and up to 3 months [Member]
Lease associated to:
Total	3,374	3,429
Buildings [Member] | Over 3 months and up to 12 months [Member]
Lease associated to:
Total	14,158	12,412
Buildings [Member] | Over 1 year and up to 3 years [Member]
Lease associated to:
Total	23,675	25,178
Buildings [Member] | Over 3 years and up to 5 years [Member]
Lease associated to:
Total	14,245	18,205
Buildings [Member] | Over 5 years [Member]
Lease associated to:
Total	10,657	15,945
ATMs [Member]
Lease associated to:
Total	29,236	32,850
ATMs [Member] | Demand [Member]
Lease associated to:
Total
ATMs [Member] | Up to 1 month [Member]
Lease associated to:
Total	699	641
ATMs [Member] | Over 1 month and up to 3 months [Member]
Lease associated to:
Total	1,396	1,275
ATMs [Member] | Over 3 months and up to 12 months [Member]
Lease associated to:
Total	6,228	5,538
ATMs [Member] | Over 1 year and up to 3 years [Member]
Lease associated to:
Total	15,353	13,932
ATMs [Member] | Over 3 years and up to 5 years [Member]
Lease associated to:
Total	5,532	11,449
ATMs [Member] | Over 5 years [Member]
Lease associated to:
Total	$ 28	$ 15